Contingent liabilities and commitments	12 Months Ended
Dec. 31, 2017
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Contingent liabilities and commitments

44 Contingent liabilities and commitments

In the normal course of business, ING Group is party to activities where risks are not reflected in whole or in part in the consolidated annual accounts. In response to the needs of its customers, the Group offers financial products related to loans. These products include traditional off-balance sheet credit-related financial instruments.

Contingent liabilities and commitments
	Less than 1 month		1-3 months		3-12 months		1-5 years		Over 5 years		Maturity not applicable		Total
	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016
Contingent liabilities in respect of
– discounted bills	1					1							1	1
– guarantees	15,647	18,536	571	677	944	965	2,560	1,167	4,189	3,526			23,911	24,871
– irrevocable letters of credit	9,453	6,583	4,746	5,973	1,146	824	176	154	12	12			15,533	13,546
– other	58	39					223			309			281	348

	25,159	25,158	5,317	6,650	2,090	1,790	2,959	1,321	4,201	3,847	–	–	39,726	38,766
Guarantees issued by ING Groep N.V.									356	404			356	404
Irrevocable facilities	56,459	59,214	2,150	2,587	7,504	4,832	30,331	22,606	7,825	9,315			104,269	98,554

	81,618	84,372	7,467	9,237	9,594	6,622	33,290	23,927	12,382	13,566	–	–	144,351	137,724

Guarantees relate both to credit and non-credit substitute guarantees. Credit substitute guarantees are guarantees given by ING Group in respect of credit granted to customers by a third party. Many of them are expected to expire without being drawn on and therefore do not necessarily represent future cash outflows. In addition to the items included in contingent liabilities, ING Group has issued guarantees as a participant in collective arrangements of national industry bodies and as a participant in government required collective guarantee schemes which apply in different countries.

Irrevocable letters of credit mainly secure payments to third parties for a customer’s foreign and domestic trade transactions in order to finance a shipment of goods. ING Group’s credit risk in these transactions is limited since these transactions are collateralised by the commodity shipped and are of a short duration.

Other contingent liabilities include acceptances of bills and are of a short-term nature. Other contingent liabilities also include contingent liabilities resulting from the operations of the Real Estate business including obligations under development and construction contracts. Furthermore other contingent liabilities include a contingent liability in connection with a possible Dutch tax obligation that relates to the deduction from Dutch taxable profit for losses incurred by ING Bank in the United Kingdom in previous years. The existence of this obligation will be confirmed only by the occurrence of future profits in the United Kingdom.

Irrevocable facilities mainly constitute unused portions of irrevocable credit facilities granted to corporate clients. Many of these facilities are for a fixed duration and bear interest at a floating rate. ING Group’s credit risk and interest rate risk in these transactions is limited. The unused portion of irrevocable credit facilities is partly secured by customers’ assets or counter-guarantees by the central governments and exempted bodies under the regulatory requirements. Irrevocable facilities also include commitments made to purchase securities to be issued by governments and private issuers.

Furthermore, ING Group leases assets from third parties under operating leases as lessee. The future rental commitments to be paid under non-cancellable operating leases are as follows:

Future rental commitments for operating lease contracts
	2017	2016
2017		307
2018	268	179
2019	195	151
2020	165	129
2021	152	132
Years after 2021	472	344